Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories

Components of Inventories, net are as follows:

(In millions)	December 31, 2012	December 31, 2011
At FIFO cost:
Finished products	$165.0	$151.4
Work in process	2.4	1.8
Raw materials and supplies	77.0	81.6
Inventories, net	$244.4	$234.8